Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of changes in the restructuring reserve
Balance			$ 8	$ 3	$ 3	$ 11
Restructuring charges	8	7	32	21	33	23	23
Balance					8	3	11
Cash payments			(10)		(4)	(11)
Foreign currency translation adjustments
Silicones [Member]
Summary of changes in the restructuring reserve
Balance				3	3	8
Restructuring charges					9	3
Balance					8	3
Cash payments					(4)	(8)
Foreign currency translation adjustments
Quartz [Member]
Summary of changes in the restructuring reserve
Balance						3
Balance
Cash payments						(3)
Foreign currency translation adjustments